Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

13.         Leases

Lessee

The Group has operating and finance leases, which primarily consist of corporate aircraft, office space and equipment. The Group’s leases include options to extend the lease term. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The Group has operating leases for office and dormitories in the United States and China. The leases have remaining lease terms of up to 2 years.

Leases recorded on the consolidated balance sheets are summarized as follows:

	December 31,	December 31,
	2020	2021
	US$	US$
Lease Assets
Finance lease assets
Property and equipment, net	20,266,967	18,050,265
Real estate properties held for lease, net	7,370,716	7,542,875
Total	27,637,683	25,593,140
Operating lease ROU assets	8,516,756	3,147,381

Lease Liabilities
Current
Current portion of finance lease	1,685,850	5,557,782
Current portion of operating lease	5,298,153	2,061,541
Total	6,984,003	7,619,323
Non-current
Finance lease, net of current portion	—	—
Operating lease, net of current portion	3,159,780	1,286,250
Total	3,159,780	1,286,250

The components of lease expenses recognized are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2020	2021
	US$	US$
Operating lease cost:
Operating lease cost	6,487,116	5,384,851
Short-term lease cost	1,384,416	2,612,901
Finance lease cost:
Amortization of finance lease assets	3,494,618	2,690,976
Interest on the lease liabilities	489,581	501,037

Total lease cost	11,855,731	11,189,765

Supplemental cash flow information related to leases was as follows:

	Year ended	Year ended
	December 31,	December 31,
	2020	2021
	US$	US$
Operating cash flows for operating leases	6,354,922	4,485,361
Operating cash flows for finance leases	155,188	16,222
Financing cash flows for finance leases	8,476,338	1,369,861

Maturities of lease liabilities are as follows:

	December 31,
	2021
	Finance Leases	Operating Leases
	US$	US$
Year ending December 31, 2022	5,761,266	2,311,216
Year ending December 31, 2023	—	1,285,644
Year ending December 31, 2024	—	—
Year ending December 31, 2025	—	—
Total lease payments	5,761,266	3,596,860
Less: imputed interest	(203,484)	(249,069)
Present value of lease liabilities	5,557,782	3,347,791

Other supplemental information related to lease terms and discount rates are summarized below:

	December 31,	December 31,
	2020	2021
Weighted-average remaining lease term (years)
Operating leases	1.99	1.69
Finance leases	0.91	0.72
Weighted-average discount rate
Operating leases	6.91%	1.53%
Finance leases	6.95%	6.95%